Assets pledged as collateral	12 Months Ended
Dec. 31, 2020
Pledged Assets Abstract [Abstract]
Disclosure Of Collateral Explanatory

8. Assets Pledged as Collateral

8.1 Details of assets pledged as collateral as of December 31, 2019 and 2020, are as follows:

		December 31, 2019
Assets pledged	Pledgee	Carrying amount		Reasons of pledge
		(In millions of Korean won)
Due from financial institutions	Korea Federation of Savings Banks and others	￦	3,752,497	Borrowings from bank and others
Financial assets at fair value through profit or loss	The Korea Securities Depository and others		7,561,287	Repurchase agreements
	The Korea Securities Depository and others		7,745,154	Securities borrowing transactions
	Samsung Futures Inc. and others		1,090,495	Derivatives transactions

			16,396,936

Financial assets at fair value through other comprehensive income	The Korea Securities Depository and others		1,139,852	Repurchase agreements
	The Korea Securities Depository and others		1,168,515	Securities borrowing transactions
	The Bank of Korea		1,212,021	Borrowings from the Bank of Korea
	The Bank of Korea		653,825	Settlement risk of the Bank of Korea
	Samsung Futures Inc. and others		167,600	Derivatives transactions

			4,341,813

Securities measured at amortized cost	The Korea Securities Depository and others		581,268	Repurchase agreements
	The Bank of Korea		1,767,559	Borrowings from the Bank of Korea
	The Bank of Korea		3,077,151	Settlement risk of the Bank of Korea
	Samsung Futures Inc. and others		247,301	Derivatives transactions
	Others		494,785	Others

			6,168,064

Mortgage loans	Others		6,487,022	Covered bond

Real estate	NATIXIS REAL ESTATE CAPITAL LLC and others		1,665,368	Borrowings from bank and others

		￦	38,811,700

		December 31, 2020
Assets pledged	Pledgee	Carrying amount		Reasons of pledge
		(In millions of Korean won)
Due from financial institutions	Korea Federation of Savings Banks and others	￦	1,293,930	Borrowings from bank and others
Financial assets at fair value through profit or loss	The Korea Securities Depository and others		10,733,047	Repurchase agreements
	The Korea Securities Depository and others		7,009,580	Securities borrowing transactions
	Samsung Futures Inc. and others		730,774	Derivatives transactions

			18,473,401

Financial assets at fair value through other comprehensive income	The Korea Securities Depository and others		2,216,165	Repurchase agreements
	The Korea Securities Depository and others		1,322,998	Securities borrowing transactions
	The Bank of Korea		2,837,452	Borrowings from the Bank of Korea
	The Bank of Korea		1,610,691	Settlement risk of the Bank of Korea
	Samsung Futures Inc. and others		270,089	Derivatives transactions

			8,257,395

Securities measured at amortized cost	The Korea Securities Depository and others		664,438	Repurchase agreements
	The Bank of Korea		4,295,149	Borrowings from the Bank of Korea
	The Bank of Korea		3,677,922	Settlement risk of the Bank of Korea
	Samsung Futures Inc. and others		103,748	Derivatives transactions
	Others		598,187	Others

			9,339,444

Mortgage loans	Others		10,699,721	Covered bond

Real estate	LGIM COMMERCIAL LENDING Ltd and others		1,480,942	Borrowings from bank and others

		￦	49,544,833

In addition, the Group provided ￦ 7,320,220 million and ￦ 4,680,816 million of its borrowed securities and assets held as collateral to Korea Securities Finance Corporation and others as collateral as of December 31, 2019 and 2020, respectively.

8.2 Fair value of collateral available to sell or repledge, and collateral sold or repledged, regardless of debtor’s default as of December 31, 2019 and 2020, are as follows:

	December 31, 2019
	Fair value of collateral held		Fair value of collateral sold or repledged		Total
	(In millions of Korean won)
Securities	￦	6,726,632	￦	—	￦	6,726,632

	December 31, 2020
	Fair value of collateral held		Fair value of collateral sold or repledged		Total
	(In millions of Korean won)
Securities	￦	3,732,013	￦	—	￦	3,732,013